(American Beacon Zebra Global Equity Fund℠)
Investment Objective
The Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 35 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 49 of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (American Beacon Zebra Global Equity Fund℠)	A Class		C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (American Beacon Zebra Global Equity Fund℠)		A Class	C Class	Y Class	Institutional Class	Investor Class
Management fees		0.38%	0.38%	0.38%	0.38%	0.38%
Distribution (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses		2.39%	2.33%	2.12%	2.17%	2.49%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	3.03%	3.72%	2.51%	2.56%	2.88%
Fee Waiver and/or expense reimbursement		(1.83%)	(1.77%)	(1.61%)	(1.76%)	(1.70%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[2]	1.20%	1.95%	0.90%	0.80%	1.18%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, Institutional Class and Investor Class shares, as applicable, through December 31, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.19% for the A Class, 1.94% for the C Class, 0.89% for the Y Class, 0.79% for the Institutional Class and 1.17% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (American Beacon Zebra Global Equity Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
A Class	690	1,294	1,922	3,606
C Class	298	975	1,772	3,854
Y Class	92	628	1,191	2,725
Institutional Class	82	629	1,202	2,763
Investor Class	120	731	1,368	3,083

Assuming no redemption of shares:
Expense Example, No Redemption (American Beacon Zebra Global Equity Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
C Class	198	975	1,772	3,854

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities. The Fund will primarily invest in equity securities of large- and mid-capitalization companies from countries represented in the Morgan Stanley Capital International® World Index ("MSCI World Index"). The MSCI® World Index is designed to measure the equity market performance of large- and mid-capitalization companies across twenty-four developed markets countries. Under normal circumstances, the Fund will invest a significant amount of assets outside the United States. In addition to common stocks, preferred stocks, American Depositary Receipts ("ADRs"), and securities convertible into or exchangeable for common stocks, the Fund may also invest in real estate investment trusts ("REITs") and master limited partnerships (''MLPs'').

The Fund's sub-advisor, Zebra Capital Management, LLC ("Zebra"), seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities. A liquidity premium is the additional return that may be realized on the sales of securities that are less liquid at the time of purchase. A liquidity premium may exist in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected appreciation. Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected appreciation. Frequently, a fundamentally-sound stock is less traded because it has temporarily fallen out of favor. Over time, the market may recognize the inherent value of the stock again, where the Fund would stand to benefit from the liquidity premium as the stock's trading activity and price rise. Zebra chooses the securities that comprise the Fund's portfolio first by identifying stocks with strong fundamentals (i.e., earnings, book value, cash flows) that Zebra believes are undervalued in the market relative to their long-term appreciation potential. Zebra then applies the liquidity premium analysis to identify the stocks that trade less frequently than stocks with comparable fundamentals.

Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock's fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks. On a short-term basis, the Fund may invest cash balances in money market funds or ETFs and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. Zebra may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund's risk exposure to adverse fluctuation in currency exchange rates with respect to non-U.S. investments. The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

Currency Risk
The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, and non-U.S. currency futures contracts. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Equity Investments Risk
Equity securities are subject to market risk. The Fund's investments in equity securities may include preferred stocks, common stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and MLPs. Such investments may expose the Fund to additional risks. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Investments in MLPs are subject to certain risks that differ from investment in common stock. Holders of units in MLPs have more limited rights and may be required to sell their common units at an undesirable time or price. The Fund's investments in MLPs may also make it more difficult for the Fund to meet the requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

Foreign Currency Forward Risk
Foreign currency forward contracts are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of foreign currency forward contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Foreign currency forward transactions include risks associated with fluctuations in foreign currency.

Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Futures Contract Risk
Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There can be no assurance that any strategy used will succeed. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance.

Investment Risk
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability or have restrictions on sale, and may be difficult to sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. The Fund's equity investments are subject to stock market risk, which involves the possibility that the value of the Fund's investments in stocks will decline due to drops in any of the many individual country or global financial markets. The Fund's fixed-income investments are subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to purchase and sell the debt securities. Turbulence in financial markets and reduced liquidity in credit, fixed-income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Timing Risk
Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Mid-Capitalization Companies Risk
Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including open-end funds, and money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks. Borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value.

Valuation Risk
The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Fund Performance

The bar chart and table below provide an indication of risk by comparing the Fund's performance with a broad measure of market performance. The table shows how the Fund's performance compares to a broad-based market index. The bar chart does not reflect any charges, which would reduce your return. The chart and the table below show the performance of the Fund's Investor Class shares for all periods. The Fund began offering A Class shares, Y Class shares, Institutional Class shares and Investor Class shares on June 1, 2010; and C Class shares on September 1, 2010. In the table below, the performance of the Investor Class shares is shown for the C Class shares prior to the date the C Class shares were first offered. The Investor Class shares and C Class shares would have had similar annual returns because the shares are invested in the same portfolio securities. However, Investor Class shares and C Class shares have different expenses. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Effective December 31, 2012, the Fund changed its name from American Beacon Zebra Large Cap Equity Fund to American Beacon Zebra Global Equity Fund, eliminated its policy to invest at least 80% of its net assets in equity securities of large market capitalization U.S. companies, and adopted its current investment strategy. The performance shown below for periods prior to the implementation of these changes may not be representative of future performance of the Fund under its new policies.

Calendar year total returns for Investor Class Shares. Year Ended 12/31

Highest Quarterly Return:
11.13% 3rd Quarter 2010
6/1/2010 through 12/31/2013

Lowest Quarterly Return:
-16.38% 3rd Quarter 2011
6/1/2010 through 12/31/2013

The calendar year-to-date total return as of September 30, 2014 was 3.28%

Average annual total returns for periods ended December 31, 2013	[2]
Average Annual Total Returns (American Beacon Zebra Global Equity Fund℠)		1 Year	Since Inception	Inception Date
Investor Class		24.55%	15.32%	Jun. 01, 2010
Investor Class Returns After Taxes on Distributions		15.91%	12.48%	Jun. 01, 2010
Investor Class Returns After Taxes on Distributions and Sales of Fund Shares		16.19%	11.51%	Jun. 01, 2010
Institutional Class		25.09%	15.75%	Jun. 01, 2010
Y Class		24.92%	15.68%	Jun. 01, 2010
A Class		17.29%	13.31%	Jun. 01, 2010
C Class		22.57%	14.40%	Sep. 01, 2010
MSCI World Index	[1]	26.68%	15.16%
Russell 1000/MSCI World Linked Index	[1]	26.68%	16.82%
[1]	Since Inception (06/01/2010)

(American Beacon Zebra Small Cap Equity Fund℠)
Investment Objective
The Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 35 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 49 of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (American Beacon Zebra Small Cap Equity Fund℠)	A Class		C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (American Beacon Zebra Small Cap Equity Fund℠)		A Class	C Class	Y Class	Institutional Class	Investor Class
Management fees		0.58%	0.58%	0.58%	0.58%	0.58%
Distribution (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses		1.22%	1.23%	1.07%	1.06%	1.28%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.06%	2.82%	1.66%	1.65%	1.87%
Fee Waiver and/or expense reimbursement		(0.66%)	(0.67%)	(0.56%)	(0.65%)	(0.49%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[2]	1.40%	2.15%	1.10%	1.00%	1.38%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, Institutional Class and Investor Class shares, as applicable, through December 31, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.39% for the A Class, 2.14% for the C Class, 1.09% for the Y Class, 0.99% for the Institutional Class and 1.37% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (American Beacon Zebra Small Cap Equity Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
A Class	709	1,123	1,562	2,777
C Class	318	811	1,430	3,100
Y Class	112	468	849	1,919
Institutional Class	102	456	835	1,900
Investor Class	141	541	966	2,152

Assuming no redemption of shares:
Expense Example, No Redemption (American Beacon Zebra Small Cap Equity Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
C Class	218	811	1,430	3,100

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies have market capitalizations similar to the market capitalizations of the companies in the Russell 2000® Index at the time of investment.

The Russell 2000® Index is comprised of the 2000 companies at the bottom of the Russell 3000® Index based on total market capitalization. As of September 30, 2014, the market capitalizations of the companies in the Russell 2000® Index ranged from $38 million to $7.2 billion. In addition to common stocks, preferred stocks, American Depositary Receipts ("ADRs"), and securities convertible into or exchangeable for common stocks, the Fund may also invest in real estate investment trusts ("REITs") and master limited partnerships ("MLPs").

The Fund's sub-advisor, Zebra Capital Management, LLC ("Zebra"), seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities. A liquidity premium is the additional return that may be realized on the sales of securities that are less liquid at the time of purchase. A liquidity premium may exist in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected appreciation. Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected appreciation. Frequently, a fundamentally-sound stock is less traded because it has temporarily fallen out of favor. Over time, the market may recognize the inherent value of the stock again, where the Fund would stand to benefit from the liquidity premium as the stock's trading activity and price rise. Zebra chooses the securities that comprise the Fund's portfolio first by identifying stocks with strong fundamentals (i.e., earnings, book value, cash flows) that Zebra believes are undervalued in the market relative to their long-term appreciation potential. Zebra then applies the liquidity premium analysis to identify the stocks that trade less frequently than stocks with comparable fundamentals.

Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock's fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks. On a short-term basis, the Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

Dividend Risk
An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Equity Investments Risk
Equity securities are subject to market risk. The Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and MLPs. Such investments may expose the Fund to additional risks. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Investments in MLPs are subject to certain risks that differ from investment in common stock. Holders of units in MLPs have more limited rights and may be required to sell their common units at an undesirable time or price. The Fund's investments in MLPs may also make it more difficult for the Fund to meet the requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Futures Contract Risk
Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There can be no assurance that any strategy used will succeed. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Investment Risk
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability or have restrictions on sale, and may be difficult to sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. The Fund's equity investments are subject to stock market risk, which involves the possibility that the value of the Fund's investments in stocks will decline due to drops in any of the many individual country or global financial markets. The Fund's fixed-income investments are subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to purchase and sell the debt securities. Turbulence in financial markets and reduced liquidity in credit, fixed-income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those funds.

Sector Risk
Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks. Borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value.

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Fund Performance

The bar chart and table below provide an indication of risk by comparing the Fund's performance with a broad measure of market performance. The table shows how the Fund's performance compares to a broad-based market index. The bar chart does not reflect any charges, which would reduce your return. The chart and the table below show the performance of the Fund's Investor Class shares for all periods. The Fund began offering A Class shares, Y Class shares, Institutional Class shares and Investor Class shares on June 1, 2010; and C Class shares on September 1, 2010. In the table below, the performance of the Investor Class shares is shown for the C Class shares prior to the date the C Class shares were first offered. The Investor Class shares and C Class shares would have had similar annual returns because the shares are invested in the same portfolio securities. However, Investor Class shares and C Class shares have different expenses. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class Shares. Year Ended 12/31

Highest Quarterly Return:
15.69% 4th Quarter 2011
6/1/2010 through 12/31/2013

Lowest Quarterly Return:
-18.05% 3rd Quarter 2011
6/1/2010 through 12/31/2013

The calendar year-to-date total return as of September 30, 2014 was -5.50%

Average annual total returns for periods ended December 31, 2013	[2]
Average Annual Total Returns (American Beacon Zebra Small Cap Equity Fund℠)		1 Year	Since Inception	Inception Date
Investor Class		41.96%	20.00%	Jun. 01, 2010
Investor Class Returns After Taxes on Distributions		37.00%	17.91%	Jun. 01, 2010
Investor Class Returns After Taxes on Distributions and Sales of Fund Shares		24.83%	15.73%	Jun. 01, 2010
Institutional Class		42.44%	20.47%	Jun. 01, 2010
Y Class		42.29%	20.34%	Jun. 01, 2010
A Class		33.58%	17.92%	Jun. 01, 2010
C Class		39.66%	19.03%	Sep. 01, 2010
Russell 2000 Index	[1]	38.82%	19.43%
[1]	Since Inception (06/01/2010)

(American Beacon SiM High Yield Opportunities Fund℠)
Investment Objective
The Fund's investment objective is to seek high current income and, secondarily, capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 35 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 49 of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (American Beacon SiM High Yield Opportunities Fund℠)	A Class		C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (American Beacon SiM High Yield Opportunities Fund℠)		A Class	C Class	Y Class	Institutional Class	Investor Class
Management fees		0.46%	0.46%	0.46%	0.46%	0.46%
Distribution (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses		0.62%	0.62%	0.48%	0.40%	0.65%
Acquired Fund Fees and Expenses		none	none	none	none	none
Total Annual Fund Operating Expenses		1.33%	2.08%	0.94%	0.86%	1.11%
Fee Waiver and/or expense reimbursement		(0.09%)	(0.09%)	none	(0.02%)	none
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	1.24%	1.99%	0.94%	0.84%	1.11%
[1]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class and Institutional Class, as applicable, through December 31, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.24%for the A Class, 1.99% for the C Class, and 0.84% for the Institutional Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, litigation and other extraordinary expenses). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (American Beacon SiM High Yield Opportunities Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
A Class	595	868	1,161	1,993
C Class	302	643	1,110	2,403
Y Class	96	300	520	1,155
Institutional Class	86	272	474	1,058
Investor Class	113	353	612	1,353

Assuming no redemption of shares:
Expense Example, No Redemption (American Beacon SiM High Yield Opportunities Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
C Class	202	643	1,110	2,403

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

This Fund seeks to maximize current income by investing in a diversified portfolio of fixed income securities that are generally rated below investment grade (such as Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Services or Fitch, Inc.) or deemed to be below investment grade by Strategic Income Management, LLC ("SiM"). These types of securities are commonly referred to as "high yield" or "junk" bonds.

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of the Fund's net assets in non-investment grade securities and/or financial instruments that provide exposure to non-investment grade securities. These financial instruments include options and futures contracts (including options and futures contracts on stock indices and currencies), forward contracts (including currency forward contracts), swap agreements and structured notes whose underlying assets are rated below investment grade.

The non-investment grade securities in which the Fund may invest include: corporate bonds, convertible securities, preferred stock, bank and senior loans, emerging market debt, municipal securities, asset-backed and mortgage-backed securities, and Rule 144A securities. The Fund may invest in securities of foreign issuers, including those in emerging markets. The Fund has no limitations regarding the maturities of the debt securities it can buy, the market capitalization of the issuers of those securities or whether the securities are rated.

The Fund's investments in derivative instruments include futures contracts, forward contracts, and swaps. The Fund may use these derivative instruments to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to manage the effective duration of its portfolio, and to manage certain investment risks or as a substitute for purchase or sale of the underlying currencies or securities.

The Fund may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. or emerging market currencies, and non-U.S. currency futures contracts. The Fund may also make direct investments in non-U.S. currencies and in securities denominated in non-U.S. currencies. Investments in currencies and currency hedging are established to extract value or reduce risk.

The remainder of the Fund's assets may be invested in any other securities that SiM believes are consistent with the Fund's objective, including investment grade fixed-income securities, U.S. government securities, common stock, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), real estate investment trusts ("REITs"), loan participation interests, and income-producing equity securities, such as master limited partnerships ("MLPs"), income trusts and income deposit securities ("IDSs").

In selecting investments for the Fund, SiM uses an approach that combines different aspects of top down and bottom up analysis. As part of its top down analysis, SiM utilizes a core philosophy to identify positive long term trends. SiM then invests in sectors, industries and companies that will benefit from these trends. Concurrent with this core philosophy, SiM's management seeks to take advantage of market volatility by analyzing and potentially investing in sectors, industries and companies undergoing a change in dynamics that has not been fully recognized by the market. Market volatility continually provides opportunities to capture value from these types of situations. Once potential investment opportunities are identified, SiM utilizes bottom up research to assess the fundamental strengths and weaknesses of each individual company and the best risk/reward security is chosen for inclusion in the portfolio.

SiM may reduce or sell the Fund's portfolio securities for a variety of reasons, including if, in SiM's opinion, a security's value becomes fully recognized or there is a reassessment of the fundamental attributes of the security.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your money by investing in the Fund. The Fund is designed primarily for investors seeking current income from a fund that typically invests mainly in a variety of domestic and foreign high-yield, high-risk debt securities. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in below investment-grade debt securities and the price changes in those securities that can occur when interest rates change. The Fund is not designed for investors who need an assured level of current income. The Fund is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Allocation and Correlation Risk
The sub-advisor's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Asset-Backed and Mortgage Related Securities Risk
Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which includes, but are not limited to, interest rate risk, extension risk and prepayment risk.

Bank Loans and Senior Loans Risk
Bank loans and senior loans are subject to credit risk, interest rate risk and liquidity risk. In addition, bank loans and senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan.

Convertible Securities Risk
The value of a convertible security (''convertible'') is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible's price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible's price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. Convertible securities may be subject to market risk, credit risk and interest rate risk.

Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

Credit Risk
The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as "junk bonds"). Since the Fund can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Currency Risk
The Fund may have exposure to foreign currencies by purchasing or selling forward currency contracts in non-U.S. currencies, non-U.S. currency futures contracts and in securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. In addition, the Fund's investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. Futures and forward contracts are derivative instruments pursuant to a contract where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts that are intended to hedge those security positions, which will increase the volatility of the Fund. There can be no assurance that any strategy used will succeed. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency. Interest rate and treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates. The Fund could suffer a loss if interest rates rise after the Fund has purchased an interest rate futures contract or fall after the Fund has sold an interest rate futures contract. Similarly, treasury futures contracts expose the Fund to potential losses if interest rates do not move as expected.

  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged which may cause a given hedge not to achieve its objective. If the Fund's portfolio managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options may lower the Fund's return.

  Structured Notes. Structured notes are subject to interest rate risk and credit risk. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price.

  Swap Agreements. Swaps are subject to counterparty risk. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps may be subject to credit risk and market risk.

Dividend Risk
An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Equity Investments Risk
Equity securities are subject to market risk. The Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, depositary receipts, REITs, MLPs, income trusts and IDSs. Such investments may expose the Fund to additional risks. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Holders of units in MLPs have more limited rights and may be required to sell their common units at an undesirable time or price. The Fund's investments in MLPs may also make it more difficult for the Fund to meet the requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. Income trusts and IDSs are subject to credit risk, interest rate risk and dividend risk.

Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund's return, or create a loss.

High Yield Securities Risk
Investing in high yield, below investment-grade securities (commonly referred to as "junk bonds") generally involves significantly greater risks of loss of your money than an investment in investment grade securities. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk
Securities not registered in the U.S. under the Securities Act are restricted as to their resale. They may be less liquid than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisors consider it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk
The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. As of the date of this Prospectus, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. The prices of fixed income securities or derivatives are also affected by their duration. Fixed income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond.

Investment Risk
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Leveraging Risk
The Fund's use of futures, forward contracts, swaps, structured notes, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset or class of assets and may cause the Fund's NAV to be volatile.

Liquidity Risk
Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability or have restrictions on sale, and may be difficult to sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

Loan Participation Interests Risk
Loan participation interests may be collateralized or uncollateralized and are subject to the credit risk of the servicing agent as well as the credit risk of the borrower. If the Fund purchases a participation interest, it may be only able to enforce its rights through the lender.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. The Fund's fixed-income investments are subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to purchase and sell the debt securities. The Fund's equity investments are subject to stock market risk, which involves the possibility that the value of the Fund's investments in stocks will decline due to drops in any of the many individual country or global financial markets. Turbulence in financial markets and reduced liquidity in credit, fixed-income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Timing Risk
Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Municipal Securities Risk
Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they become due. A downgrade in the issuer's or security's credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

Prepayment and Extension Risk
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

Sector Risk
Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value.

Unrated Securities Risk
Investing in unrated securities involves the risk that the sub-advisor may not accurately evaluate the security's comparative credit rating. To the extent that the Fund invests in unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the sub-advisors' credit analysis than if the Fund invested exclusively in rated securities.

U.S. Government Securities and Government Sponsored Enterprises Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (''Fannie Mae''), the Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to credit risk and interest rate risk.

Valuation Risk
The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Fund Performance

The bar chart and table below provide an indication of risk by comparing the Fund's performance with a broad measure of market performance. The table shows how the Fund's performance compares to a broad-based market index. The bar chart does not reflect any charges, which would reduce your return. The chart and the table below show the performance of the Fund's Investor Class shares for all periods. The Fund began offering all shares classes on February 14, 2011. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class Shares. Year Ended 12/31

Highest Quarterly Return:
6.99% 1st Quarter 2012
2/14/2011 through 12/31/2013

Lowest Quarterly Return:
-6.55% 3rd Quarter 2011
2/14/2011 through 12/31/2013

The calendar year-to-date total return as of September 30, 2014 was 4.45%

Average annual total returns for periods ended December 31, 2013	[2]
Average Annual Total Returns (American Beacon SiM High Yield Opportunities Fund℠)	1 Year	Since Inception	Inception Date
Investor Class	7.41%	8.72%	Feb. 14, 2011
Investor Class Returns After Taxes on Distributions	3.45%	5.53%	Feb. 14, 2011
Investor Class Returns After Taxes on Distributions and Sales of Fund Shares	4.42%	5.46%	Feb. 14, 2011
Institutional Class	7.74%	9.24%	Feb. 14, 2011
Y Class	7.62%	9.07%	Feb. 14, 2011
A Class	5.35%	7.90%	Feb. 14, 2011
C Class	2.13%	6.85%	Feb. 14, 2011
Merrill Lynch/Bank of America US High Yield Master II Index	7.42%	8.27%

(American Beacon The London Company Income Equity Fund℠)
Investment Objective
The Fund's investment objective is current income, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 35 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 49 of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (American Beacon The London Company Income Equity Fund℠)	A Class		C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (American Beacon The London Company Income Equity Fund℠)		A Class	C Class	Y Class	Institutional Class	Investor Class
Management fees		0.39%	0.39%	0.39%	0.39%	0.39%
Distribution (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses		0.64%	1.63%	0.50%	0.43%	0.67%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.29%	2.03%	0.90%	0.83%	1.07%
Fee Waiver and/or expense reimbursement		(0.09%)	(0.08%)	none	(0.03%)	(0.04%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[2]	1.20%	1.95%	0.90%	0.80%	1.11%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class and Institutional Class, as applicable, through December 31, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.19%for the A Class, 1.94% for the C Class, and 0.79% for the Institutional Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, litigation and other extraordinary expenses). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (American Beacon The London Company Income Equity Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
A Class	690	952	1,233	2,034
C Class	298	629	1,086	2,352
Y Class	92	288	500	1,110
Institutional Class	82	262	458	1,023
Investor Class	113	344	593	1,309

Assuming no redemption of shares:
Expense Example, No Redemption (American Beacon The London Company Income Equity Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
C Class	198	629	1,086	2,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity and equity-related investments. The Fund's investments in equity and equity-related investments include U.S. common stocks, preferred stocks, American Depositary Receipts ("ADRs"), U.S. dollar-denominated foreign stocks traded on U.S. exchanges, securities convertible into or exchangeable for common stock, real estate investment trusts ("REITs"), and income trusts. The Fund may also invest up to 20% of its net assets in fixed income instruments, primarily including trust preferred securities and U.S. Government securities. The Fund may invest in issuers of any market capitalization and will typically hold 30 to 40 issuers in the Fund.

The Fund's investment sub-advisor, The London Company of Virginia, LLC ("The London Company"), emphasizes investments in profitable, financially stable, core companies that focus on generating high dividend income, are run by shareholder-oriented management, and trade at reasonable valuations. The London Company also seeks companies with high return on capital, consistent free cash flow generation, predictability and stability. The London Company employs an investment process with bottom up, fundamental analysis and follows a strict sell discipline.

On a short-term basis, the Fund may invest cash balances in other investment companies including money market funds, and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

Credit Risk
The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as "junk bonds"). Since the Fund can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Dividend Risk
An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Equity Investments Risk
Equity securities are subject to market risk. The Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts ("REITs"), ADRs, U.S. dollar-denominated foreign stocks traded on U.S. exchanges and income trusts. Such investments may expose the Fund to additional risks. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchange are subject to certain of the risks associated with investing directly in foreign securities. REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Income trusts are subject to credit risk, interest rate risk and dividend risk.

Focused Holdings Risk
Because the Fund may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Fund's NAV and total return when compared to other diversified funds.

Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Futures ContractRisk
Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There can be no assurance that any strategy used will succeed. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Interest Rate Risk
The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. As of the date of this Prospectus, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. The prices of fixed income securities or derivatives are also affected by their duration. Fixed income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond.

Investment Risk
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. The Fund's equity investments are subject to stock market risk, which involves the possibility that the value of the Fund's investments in stocks will decline due to drops in any of the many individual country or global financial markets. The Fund's fixed-income investments are subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to purchase and sell the debt securities. Turbulence in financial markets and reduced liquidity in credit, fixed-income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value.

Small and Medium Capitalization Companies Risk
Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since small and medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Trust Preferred Securities Risk
Trust preferred securities are subject to market risk and credit risk. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

U.S. Government Securities Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Fund Performance

The bar chart and table below provide an indication of risk by comparing the Fund's performance with a broad measure of market performance. The table shows how the Fund's performance compares to a broad-based market index. The bar chart does not reflect any charges, which would reduce your returns. The chart and the table below show the performance of the Fund's Investor Class shares for all periods. The Fund began offering all shares classes on May 25, 2012. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class Shares. Year Ended 12/31

Highest Quarterly Return:
11.71% 1st Quarter 2013
5/29/2012 through 12/31/2013

Lowest Quarterly Return:
0.01% 4th Quarter 2012
5/29/2012 through 12/31/2013

The calendar year-to-date total return as of September 30, 2014 was 10.24%

Average annual total returns for periods ended December 31, 2013	[2]
Average Annual Total Returns (American Beacon The London Company Income Equity Fund℠)	1 Year	Since Inception	Inception Date
Investor Class	26.62%	20.16%	May 29, 2012
Investor Class Returns After Taxes on Distributions	25.26%	19.16%	May 29, 2012
Investor Class Returns After Taxes on Distributions and Sales of Fund Shares	15.07%	15.23%	May 29, 2012
Institutional Class	27.10%	20.56%	May 29, 2012
Y Class	26.95%	20.45%	May 29, 2012
A Class	19.16%	15.56%	May 29, 2012
C Class	24.52%	19.07%	May 29, 2012
Russell 1000 Value Index	32.53%	27.14%

[1]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[2]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.